Derivative Liabilities	12 Months Ended
Dec. 31, 2014
Vaporin Inc [Member]
Derivative Liabilities

NOTE 10 – DERIVATIVE LIABILITIES

In connection with the issuance of the 10% convertible notes (see Note 9), the Company determined that the terms of the convertible notes include a down-round provision under which the conversion price and exercise price could be affected by future equity offerings undertaken by the Company. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging - Contracts in an Entity’s Own Stock”, the convertible instrument was accounted for as a derivative liability at the date of issuance and adjusted to fair value through earnings at each reporting date. The Company has recognized a derivative liability of $43,944 and $0 at December 31, 2014 and December 31, 2013, respectively. The gain resulting from the decrease in fair value of this convertible instrument was $251,625 for year ended December 31, 2014. The derivative expense was $86,484, for year ended December 31, 2014. The Company reclassified $90,064 to paid-in capital due to the payment of convertible notes during the twelve months ended December 31, 2014.

The Company used the following assumptions for determining the fair value of the convertible instruments under the Black-Scholes option pricing model:

December 31, 2014
Dividend rate	0%
Term (in years)	0.33 - 5 Years
Volatility	126% - 131%
Risk-free interest rate	0.05% - 1.73%